Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0000884887
Registrant Name	ROYAL CARIBBEAN CRUISES LTD
Registration File Number	333-277554
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES